Calvert
VP Volatility Managed Growth Portfolio
September 30, 2020
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 92.4%

Security	Shares	Value
Equity Exchange-Traded Funds — 77.5%
Financial Select Sector SPDR Fund	102,000	$ 2,455,140
iShares Core S&P Mid-Cap ETF	41,000	7,597,710
iShares Russell 2000 ETF(1)	39,000	5,841,810
iShares S&P 500 Growth ETF	63,000	14,558,040
iShares S&P 500 Value ETF	113,000	12,706,850
iShares S&P Mid-Cap 400 Value ETF	6,000	809,160
Vanguard FTSE Developed Markets ETF	471,000	19,263,900
Vanguard FTSE Emerging Markets ETF	63,000	2,724,120
Vanguard REIT ETF(1)	63,000	4,974,480
Vanguard S&P 500 ETF	102,000	31,380,300
		$102,311,510
Fixed-Income Exchange-Traded Fund — 14.9%
iShares Core U.S. Aggregate Bond ETF	166,000	$19,597,960
		$19,597,960
Total Exchange-Traded Funds (identified cost $91,665,172)		$121,909,470

Short-Term Investments — 5.4%
Other — 5.4%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(2)	7,147,858	$ 7,148,573
Total Other (identified cost $7,148,901)		$ 7,148,573
Securities Lending Collateral — 0.0%(3)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(4)	57,340	$ 57,340
Total Securities Lending Collateral (identified cost $57,340)		$ 57,340
Total Short-Term Investments (identified cost $7,206,241)		$ 7,205,913
Total Investments — 97.8% (identified cost $98,871,413)		$129,115,383
Other Assets, Less Liabilities — 2.2%		$ 2,866,556
Net Assets — 100.0%		$131,981,939

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at September 30, 2020. The aggregate market value of securities on loan at September 30, 2020 was $10,629,957 and the total market value of the collateral received by the Fund was $10,823,826, comprised of cash of $57,340 and U.S. government and/or agencies securities of $10,766,486.
(2)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.
(3)	Amount is less than 0.05%.
(4)	Represents investment of cash collateral received in connection with securities lending.

Calvert
VP Volatility Managed Growth Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	(69)	Short	12/18/20	$(5,190,180)	$(57,354)
E-mini S&P 500 Index	(118)	Short	12/18/20	(19,776,800)	(219,329)
E-mini S&P MidCap 400 Index	(19)	Short	12/18/20	(3,526,210)	(30,009)
MSCI EAFE Index	(83)	Short	12/18/20	(7,690,780)	123,823
					$(182,869)
During the fiscal year to date ended September 30, 2020, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At September 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
At September 30, 2020, the value of the Fund's investment in affiliated funds was $7,148,573, which represents 5.4% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$ 25,752,791	$ (18,605,008)	$1,118	$(328)	$7,148,573	$3,796	7,147,858
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$121,909,470	$—	$—	$121,909,470
Short-Term Investments:
Other	—	7,148,573	—	7,148,573
Securities Lending Collateral	57,340	—	—	57,340
Total Investments	$121,966,810	$7,148,573	$ —	$129,115,383
Futures Contracts	$123,823	$ —	$ —	$123,823
Total	$122,090,633	$7,148,573	$ —	$129,239,206

Calvert
VP Volatility Managed Growth Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(306,692)	$ —	$ —	$(306,692)
Total	$(306,692)	$ —	$ —	$(306,692)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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